Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 204,623	$ 179,813
Finite-Lived Intangible Assets, Accumulated Amortization	(162,543)	(154,159)
Intangible Assets, Net (Excluding Goodwill), Total	42,080	25,654
LNG segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	179,813	179,813
Finite-Lived Intangible Assets, Accumulated Amortization	(162,543)	(154,159)
Intangible Assets, Net (Excluding Goodwill), Total	$ 17,270	25,654
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days
Natural Gas Liquid Segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 24,810	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Intangible Assets, Net (Excluding Goodwill), Total	$ 24,810	$ 0
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days